UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2004

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  April 21, 2004

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	$1,660,732,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp.                COM              017175100    44954   181780 SH       SOLE                   181780
Baker Hughes Inc.              COM              057224107    52407  1436592 SH       SOLE                  1436592
Berkley W R Corp.              COM              084423102     1364    34200 SH       SOLE                    34200
Carmax Inc.                    COM              143130102    18965   649493 SH       SOLE                   649493
Cimarex Energy Co.             COM              171798101    37902  1311491 SH       SOLE                  1311491
Citigroup Inc.                 COM              172967101    53138  1027817 SH       SOLE                  1027817
Comcast Corp.                  COM              20030N101     2680    93169 SH       SOLE                    93169
Comcast Corp. Cl A Special     COM              20030N200    84015  3016713 SH       SOLE                  3016713
Dell Inc.                      COM              24702R101    72599  2159409 SH       SOLE                  2159409
Diageo                         COM              25243q205      592    11200 SH       SOLE                    11200
Equity Residential             COM              29476L107    58359  1955080 SH       SOLE                  1955080
Family Dollar Stores Inc.      COM              307000109    27502   765013 SH       SOLE                   765013
Federal National Mortgage      COM              313586109      270     3628 SH       SOLE                     3628
Fidelity National Financial In COM              316326107    20329   513367 SH       SOLE                   513367
Helmerich & Payne Inc.         COM              423452101    25024   873430 SH       SOLE                   873430
L-3 Communications Holdings In COM              502424104    58921   990600 SH       SOLE                   990600
Liberty Media Corporation New  COM              530718105    84742  7738975 SH       SOLE                  7738975
Microsoft Corp.                COM              594918104    26514  1063522 SH       SOLE                  1063522
Millipore Corp.                COM              601073109     4907    95500 SH       SOLE                    95500
Montpelier Re Holdings Ltd.    COM              G62185106      931    25000 SH       SOLE                    25000
Nabors Industries Ltd.         COM              G6359F103      247     5400 SH       SOLE                     5400
National Grid Transco PLC (ADR COM              636274102    28077   697900 SH       SOLE                   697900
National Instruments Corp.     COM              636518102    70623  2244152 SH       SOLE                  2244152
NeoMagic Corp.                 COM              640497103      667   143100 SH       SOLE                   143100
Newfield Exploration Co.       COM              651290108    89723  1871965 SH       SOLE                  1871965
Noble Energy Inc.              COM              655044105    88394  1876735 SH       SOLE                  1876735
Oxford Health Plans Inc.       COM              691471106    64052  1311205 SH       SOLE                  1311205
Progressive Corp.              COM              743315103    80098   914356 SH       SOLE                   914356
Rogers Wireless Communications COM              775315104    27770  1049896 SH       SOLE                  1049896
Scottish Re Group Ltd.         COM              G7885T104     8124   335835 SH       SOLE                   335835
Synopsys Inc.                  COM              871607107    65774  2289375 SH       SOLE                  2289375
Talk America Holdings, Inc.    COM              87426R202      126    15000 SH       SOLE                    15000
Teradyne Inc.                  COM              880770102     4601   193056 SH       SOLE                   193056
Travelers Property Casualty Co COM              89420G109    72844  4247462 SH       SOLE                  4247462
Travelers Property Casualty Co COM              89420G406     1185    68085 SH       SOLE                    68085
UnitedHealth Group Inc.        COM              91324P102    97313  1510130 SH       SOLE                  1510130
Vodafone Group PLC (ADR)       COM              92857W100    11219   469400 SH       SOLE                   469400
Wachovia Corp.                 COM              929903102    49322  1049403 SH       SOLE                  1049403
Waste Management Inc.          COM              94106L109    99697  3303417 SH       SOLE                  3303417
Westport Resources Corp.       COM              961418100    55952  1696041 SH       SOLE                  1696041
White Mountains Insurance Grou COM              964126106     4983     9500 SH       SOLE                     9500
Willis Group Holdings Ltd.     COM              G96655108    63826  1715766 SH       SOLE                  1715766